LEASE LIABILITIES (Details Narrative)	12 Months Ended
Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Average increment rate	5.88%
Railway Operation [Member]
IfrsStatementLineItems [Line Items]
Lease agreement remaining term	7 years
Operational Facilities [Member]
IfrsStatementLineItems [Line Items]
Lease agreement remaining term	2 years
Administrative [Member]
IfrsStatementLineItems [Line Items]
Lease agreement remaining term	5 years
Sales Offices [Member]
IfrsStatementLineItems [Line Items]
Lease agreement remaining term	15 years
Bottom of range [member] | Cargo Terminal T E C O N [Member]
IfrsStatementLineItems [Line Items]
Lease agreement remaining term	27 years
Bottom of range [member] | Cargo Terminal T E C A R [Member]
IfrsStatementLineItems [Line Items]
Lease agreement remaining term	31 years
Bottom of range [member] | Operational Facilities [Member]
IfrsStatementLineItems [Line Items]
Lease agreement remaining term	2 years
Top of range [member] | Administrative [Member]
IfrsStatementLineItems [Line Items]
Lease agreement remaining term	5 years
Three Year Arrangement [Member]
IfrsStatementLineItems [Line Items]
Average increment rate	9.10%
Two Year Arrangement [Member]
IfrsStatementLineItems [Line Items]
Average increment rate	18.02%